UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
              -----------------------------------
Address:      280 Park Avenue, 27th Floor
              -----------------------------------
              New York, New York 10017
              -----------------------------------

Form 13F File Number: 028-11909
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Guido Mosca
       ----------------------------------
Title:   Director of Portfolio Management
       ----------------------------------
Phone:   (212) 984-2900
       ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Guido Mosca                   New York, NY            November 12, 2010
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                                 -----------------
Form 13F Information Table Entry Total:            31
                                                 -----------------
Form 13F Information Table Value Total:            $103,579
                                                 -----------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                      TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER       CLASS        CUSIP     (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE     SHARED  NONE
------------------ -------------- ---------- ----------- ------------ ------ ----- ------------ ----------- ---------- ------ ------
ADVANCED
SEMICONDUCTOR ENGR SPONSORED ADR   00756M404      145       35400      SH              SOLE                    35400     0       0
AMERICA MOVIL SAB
DE CV              SPON ADR L SHS  02364W105     7893      148000      SH              SOLE                   148000     0       0
BANCO SANTANDER
BRASIL S A         ADS REP 1 UNIT  05967A107     2269      164800      SH              SOLE                   164800     0       0
CENTRAIS ELETRICAS
BRASILEIR          SPONSORED ADR   15234Q207      386       30000      SH              SOLE                    30000     0       0
CHUNGHWA TELECOM
CO LTD             SPON ADR NEW10  17133Q106      126        5600      SH              SOLE                     5600     0       0
CNOOC LTD          SPONSORED ADR   126132109      136         700      SH              SOLE                      700
COMPANHIA DE
SANEAMENTO BASI    SPONSORED ADR   20441A102      282        6200      SH              SOLE                     6200     0       0
COMPANHIA
ENERGETICA DE MINA SP ADR N-V PFD  204409601      129        7900      SH              SOLE                     7900     0       0
COMPANHIA
PARANAENSE ENERG C SPON ADR PFD    20441B407      376       16900      SH              SOLE                    16900     0       0
GRUPO
AEROPORTUARIO
DEL SURE           SPON ADR SER B  40051E202     1800       37900      SH              SOLE                    37900     0       0
ISHARES INC        MSCI BRAZIL     464286400      346        4500      SH              SOLE                     4500     0       0
ISHARES INC        MSCI MEX INVEST 464286822      759       14322      SH              SOLE                    14322     0       0
ISHARES TR         MSCI EMERG MKT  464287234    13207      295000      SH              SOLE                   295000     0       0
ISHARES TR         MSCI EMERG MKT  464287234    13431      300000      SH    CALL      SOLE                   300000     0       0
ISHARES TR         MSCI EMERG MKT  464287234    44770     1000000      SH    PUT       SOLE                  1000000     0       0
JA SOLAR HOLDINGS                                                                                                        0       0
CO LTD             SPON ADR        466090107      160       17200      SH              SOLE                    17200     0       0
KT CORP            SPONSORED ADR   48268K101      260       12700      SH              SOLE                    12700     0       0
LDK SOLAR CO LTD   SPONSORED ADR   50183L107      162       15800      SH              SOLE                    15800     0       0
MARKET VECTORS
ETF TR             RUSSIA ETF      57060U506      911       28000      SH              SOLE                    28000     0       0
PETROLEO
BRASILEIRO SA
PETRO              SPONSORED ADR   71654V408     9068      250000      SH              SOLE                   250000     0       0
POSCO              SPONSORED ADR   693483109      125        1100      SH              SOLE                     1100     0       0
SHANDA GAMES LTD   SP ADR REPTG A  81941U105      124       23200      SH              SOLE                    23200     0       0
SOLARFUN POWER
HOLDINGS CO L      SPONSORED ADR   83415U108      145       11000      SH              SOLE                    11000     0       0
TELE NORTE LESTE
PART S A           SPON ADR PFD    879246106      124        8800      SH              SOLE                     8800     0       0
TENARIS S A        SPONSORED ADR   88031M109     3458       90000      SH              SOLE                    90000     0       0
TRINA SOLAR
LIMITED            SPON ADR        89628E104      139        4600      SH              SOLE                     4600     0       0
UNITED
MICROELECTRONICS
CORP               SPON ADR NEW    910873405      138       49800      SH              SOLE                    49800     0       0
VALE S A           ADR             91912E105      141        4500      SH              SOLE                     4500     0       0
VALE S A           ADR REPSTG PFD  91912E204      142        5100      SH              SOLE                     5100     0       0
VERIGY LTD         SHS             Y93691106      389       47800      SH              SOLE                    47800     0       0
VIVO PARTICIPACOES SPON ADR
S A                PFD NEW         92855S200     2038       75000      SH              SOLE                    75000     0       0